DEFERRED REVENUES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[1]	Dec. 31, 2022
Deferred revenue	$ 9,960			$ 8,162
Revenue	126,551	$ 106,863
Unsatisfied performance obligations	$ 347,000
Minimum [Member]
Expected to be recognized over periods performance obligations	6 years
Maximum [Member]
Expected to be recognized over periods performance obligations	11 years
Recognized over time for service [Member]
Revenue	$ 3,595

[1]	Reclassified.